As filed with the U.S. Securities and Exchange Commission on November 27, 2012

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

AdvisorShares International Gold ETF

NYSE Arca Ticker: GLDE

Sub-advised by:

Treesdale Partners, LLC

ADVISORSHARES TRUST

2 Bethesda Metro Center • Suite 1330

Bethesda, Maryland 20814
www.advisorshares.com

877.THE.ETF1

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Prospectus dated _______, 2013

This Prospectus provides important information about the AdvisorShares International Gold ETF, a series of AdvisorShares Trust. Before you invest, please read this Prospectus and the Fund’s Statement of Additional Information carefully and keep it for future reference.

The shares of the Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION	1
INVESTMENT OBJECTIVE	1
FUND FEES AND EXPENSES	1
PORTFOLIO TURNOVER	2
PRINCIPAL INVESTMENT STRATEGIES	2
PRINCIPAL RISKS OF INVESTING IN THE FUND	3
FUND PERFORMANCE	6
MANAGEMENT	6
PURCHASE AND SALE OF FUND SHARES	6
TAX INFORMATION	6
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	6
MORE INFORMATION ABOUT THE TRUST AND THE FUND	7
MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE	7
MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES	7
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUND	8
OVERVIEW OF THE PRINCIPAL RISKS OF THE UNDERLYING ETPs	11
OTHER INVESTMENT PRACTICES AND STRATEGIES	13
PORTFOLIO HOLDINGS	13
MANAGEMENT OF THE FUND	13
SHAREHOLDER INFORMATION	16
DISTRIBUTION PLAN	17
ADDITIONAL TAX INFORMATION	18
FINANCIAL HIGHLIGHTS	20
ADDITIONAL INFORMATION	21

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ADVISORSHARES INTERNATIONAL GOLD ETF (NYSE Arca Ticker: GLDE )

SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The International Gold ETF (the “Fund”) seeks to provide positive absolute returns by investing in exchange-traded products that provide diversified exposure to the international gold market.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	X.XX%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	X.XX%
ACQUIRED FUND FEES AND EXPENSES(a),(b)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	X.XX%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	X.XX%

(a) Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(b) As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

(c)The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(d) AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding X.XX% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the “Board”). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares International Gold ETF	$XXX	$XXX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily taking long positions in other exchange-traded funds (the “Underlying ETFs”) that offer diversified exposure to the international gold market. Treesdale Partners, LLC (the “Sub-Advisor”) will seek, as appropriate, to maintain a balanced allocation of the Fund’s assets in each of the Underlying ETFs, which may be both affiliated or unaffiliated with the Fund. The affiliated Underlying ETFs are the Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/EU Euro ETF (the “Affiliated ETFs”). The Fund will also invest a proportion of its assets in one or more unaffiliated closed-end funds, Underlying ETFs, exchange-traded notes (“ETNs”), and/or other exchange-traded products (collectively, with closed-end funds, Underlying ETFs, and ETNs, “ETPs”) to gain additional exposure to the international gold market.

In determining the Fund’s investment allocation, the Sub-Advisor will follow a proprietary investment process to assess the relative value of gold versus each of the currencies represented in the ETPs. In general, if the Sub-Advisor determines that the price of gold versus a particular currency offers an expected return that exceeds that offered by gold versus other currencies, the ETP that offers that exposure, all things being equal, will receive a larger allocation of the Fund’s assets for investment. While the Sub-Advisor will actively determine the allocation of the Fund’s investments among ETPs, the value of these investments may change on any day due to market fluctuations thus altering such allocation.

The Sub-Advisor will also consider the relative price volatility of gold versus each of the currencies represented within an ETP in making allocation decisions. In general, the higher the volatility of the price of gold versus a particular currency (defined as the standard deviation of historical daily returns), the lower the allocation of capital to that ETP.

Periodically, the Sub-Advisor may decide to purchase downside market protection to hedge against the risk of a large downward movement in the price of gold, based on a proprietary assessment of the expected return from holding gold over a time horizon of generally no more than ninety (90) days. The Sub-Advisor may implement this portion of its investment strategy by employing a number of option-based strategies using U.S. listed equity options with maturities of no more than 90 days. The Sub-Advisor may pay a premium to buy a gold put option, which should rise in value when the price of gold declines, thus protecting the value of the Fund in the event of a large downward movement in the price of gold. The Sub-Advisor also may employ a strategy of buying a gold put option and simultaneously selling a gold call option, known as a “collar” hedging strategy. Both options should increase in value as the price of gold declines, while the combination of the put and call options is intended to reduce the premium cost of the hedge transaction. However, writing gold options may limit the potential profit the Fund would earn if the price of gold rises. Regardless of the option-based strategy employed, the Sub-Advisor will not utilize any strategy in which the value of the options sold exceeds the value of the Fund’s portfolio investments thereby limiting the potential losses to the Fund.

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The Sub-Advisor will utilize this option strategy only as a means to hedge its long position in gold.

In managing the Fund, the Sub-Advisor will consider the asset size of the Fund, as well as liquidity conditions in both the Affiliated ETFs and ETP markets, in order to ensure best execution and minimize potential market disruption.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of Underlying ETPs and the allocation of assets among such Underlying ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Closed End Fund Risk. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

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Gold Risk. Through its investments in ETPs, the Fund will have exposure to the international gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the shares of the Fund. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, unless certain relief provisions are available.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying ETP Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with such investment vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an Underlying ETP could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the Underlying ETPs and their exposure to various security types, currencies, market sectors and geographic regions.

Commodity Risk. Because certain of the Underlying ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such Underlying ETPs. An Underlying ETP’s investment in commodities or commodity-linked derivative instruments may subject the Underlying ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Credit Risk. Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETP’s share price to fall. The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fixed Income Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the Underlying ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETPs may if there is volatility in currency exchange rates.

Foreign Securities Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Interest Rate Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETF’s or ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETF’s or ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

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FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor
Treesdale Partners, LLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Ade Odunsi	since August 2011

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a basket of shares of specific ETFs and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUND

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds. This Prospectus describes the International Gold ETF.

Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies in the securities of other investment companies, including shares of the Fund or an Underlying ETF. However, under certain circumstances and subject to certain terms and conditions, registered investment companies may invest in other investment companies (“underlying investment companies”) beyond the limits set forth in Section 12(d)(1). In particular, if an underlying investment company has obtained a Section 12(d)(1) exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), the Fund may enter into an agreement with the underlying investment company pursuant to which the Fund may invest in the underlying investment company beyond the Section 12(d)(1) limits subject to the terms and conditions of the underlying investment company’s exemptive order. The Fund may enter into such agreements with certain Underlying ETFs to permit the Fund to invest in the Underlying ETFs to an unlimited extent.

Creation Units of the Fund are issued and redeemed principally in-kind for shares of specific ETFs and a specific cash payment. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE

The investment objective of the Fund is non-fundamental and may be changed by the Board without a shareholder vote.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy to seek to meet its investment objective. The Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

Investment Philosophy

The Sub-Advisor bases its investment philosophy on the facts that (1) the overwhelming majority of gold traded in the financial markets is bought and sold in U.S. dollars and (2) most individual investors do not have the capability to buy or sell gold except in U.S. dollars. The primary objective of the Fund is to provide a vehicle for investors to obtain exposure to long positions in gold denominated in currencies other than the U.S. dollar. When gold is bought using U.S. dollars the investor is exchanging U.S. dollars for a certain amount of gold and as such is effectively expressing the view that they expect the value of gold to rise relative to the value of the U.S. dollar. The Sub-Advisor’s gold investment strategy is an active investment strategy that expresses a long position on gold but diversifies the currencies in which the purchase is financed. The Fund seeks to provide an accessible method by which an investor is able to express a view on the value of gold versus a number of liquid currencies including the U.S. dollar, the Japanese Yen, the European Euro, and the British Pound.

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MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund may be appropriate for investors who are willing to accept risks and uncertainties of investing in ETPs, which allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

The Underlying ETFs are themselves investment companies registered under the 1940 Act, the shares of which trade on a national securities exchange. The Underlying ETFs primarily will seek to track the performance of securities indices that correspond generally to the price and yield performance, before fees and expenses, of specific indices representing global regions, countries, styles or sectors. However, the Advisor also may invest in Underlying ETFs that are actively managed to achieve similar exposure. The Underlying ETFs may be managed by a third-party investment adviser not affiliated with the Advisor or Sub-Advisor or by the Advisor, Sub-Advisor or an affiliated party of either.

Under normal market conditions, the Fund will purchase shares of the Underlying ETPs in the secondary market. When the Fund invests in an Underlying ETP in addition to directly bearing the expenses associated with its own operations, it will also bear a pro rata portion of the Underlying ETP’s expenses, including operating costs and management fees. Because ETNs are debt securities and not pools of securities, the Fund pays a specific investor fee for its investments in ETNs. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETP.

Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with the Underlying ETPs’ investments or, in the case of ETNs, the components of their benchmarks. Please see “Overview of the Principal Risks of the Underlying ETPs” section for a description of these risks.

Along with the risks associated with the Underlying ETPs, which are discussed in more detail below, the Fund is subject to a number of other risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of Underlying ETPs and the allocation of assets among such Underlying ETPs will cause the Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities or instruments held by Underlying ETPs, by investing in a different selection of Underlying ETPs, or by pursuing a different allocation of assets among such Underlying ETPs. Because the risks and returns of different Underlying ETPs can vary widely over any given time period, the Fund’s performance could suffer if a particular Underlying ETP does not perform as expected.

Closed-End Fund Risk. A closed-end fund is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings. When such prices are higher, shares are said to be trading at a “premium.” When they are lower, shares are said to be trading at a “discount.” Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund. While the Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective.

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Early Closing Risk. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating, or there is a decline in the perceived creditworthiness of the issuer, the value of the ETN will decline as a lower credit rating reflects a greater risk that the issuer will default on its obligation to ETN investors. The Fund must pay an investor fee when investing in an ETN, which will reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. There are no periodic interest payments for ETNs, and principal typically is not protected. As is the case with other ETPs, an investor could lose some of or the entire amount invested in ETNs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Equity Risk. Investment in the Fund involves the risks inherent in an investment in any equity security. In addition, the prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The value of portfolio securities may fluctuate because of changes in or perceived changes in the financial condition of individual issuers, economic trends and developments, the general condition of the stock market, and other factors. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Gold Risk. A variety of factors may affect the price of gold, including: (i) global gold supply and demand, which is influenced by such factors as forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold-producing countries such as South Africa, the United States and Australia; (ii) global or regional political, economic or financial events and situations; (iii) investors’ expectations with respect to the rate of inflation; (iv) currency exchange rates; (v) interest rates; and (vi) investment and trading activities of hedge funds and commodity funds.

The international gold markets are subject to sharp price fluctuations, which may result in potential losses if you need to sell your shares at a time when the price of gold is lower than it was when you made your investment in the Fund. Gold markets also have experienced extended periods of flat or declining prices. As a result, even if you hold your shares for the long-term, you may never experience a profit. In addition, investors should be aware that there is no assurance that gold will maintain its long-term value in terms of purchasing power in the future. In the event that the price of gold declines, the Advisor expects the value of an investment in the shares to decline proportionately.

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Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s and an Underlying ETP’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an Underlying ETP invests will cause the NAV of the Fund or the Underlying ETP to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s and an Underlying ETP’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. Because the Sub-Advisor will look for inefficiencies in the market and sell when it feels a security is fully priced, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). The Fund’s investments in Underlying ETFs and in ETNs are generally expected to generate qualifying income. Certain of the Fund’s investments, however, may generate income that is not qualifying income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur a significant penalty tax which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

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As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

OVERVIEW OF THE PRINCIPAL RISKS OF THE UNDERLYING ETPs

The value of your investment in the Fund is based primarily on the prices of the Underlying ETPs that the Fund purchases. In turn, the price of each Underlying ETP is based on the value of its holdings or, in the case of an ETN, its benchmark components. The prices of these securities change daily and each Underlying ETP’s performance reflects the risks of investing in a particular asset class or classes. Certain of the Underlying ETPs reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities. A general overview of certain of the principal risks of the Underlying ETPs is provided below. The degree to which the risks described below apply to the Fund varies according to its asset allocation. A complete list of each Underlying ETP can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each Underlying ETP prior to investing in the Fund.

Commodities Risk. Because certain of the Underlying ETPs may have a significant portion of their assets concentrated in or exposed to commodities and commodity-linked securities, developments affecting the commodities market will have a disproportionate impact on such Underlying ETPs. An Underlying ETP’s investment in commodities or commodity-linked derivative instruments may subject the Underlying ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Underlying ETP’s NAV), and there can be no assurance that the Underlying ETP’s use of leverage will be successful.

Credit Risk. Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Underlying ETP’s share price to fall. The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Emerging Markets Risk. An Underlying ETP’s investments in, or an ETN’s exposure to, emerging markets investments may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETP’s investments in, or an ETN’s exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk. The prices of equity securities in which the Underlying ETPs invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying ETP that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an Underlying ETP because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Currency Risk. The Fund may invest in Underlying ETPs that invest in foreign currencies or securities denominated in, or ETN’s that have exposure to, a foreign currency. The value of such currencies or securities denominated such currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively affect the value of the Fund’s investment in an Underlying ETP even when there is no change in the value of the security in the issuer’s home country. Certain Underlying ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETPs may if there is volatility in currency exchange rates.

Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An Underlying ETP with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign withholdings taxes may be imposed on income earned by an Underlying ETP’s investment in foreign securities which may reduce the return on such investments. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

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“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Interest Rate Risk. An Underlying ETP’s exposure to fixed income securities is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low. Changes in interest rates also may affect an Underlying ETP’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the Underlying ETP has exposure to bonds with longer maturities. To the extent that the investment adviser (or sub- adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments, either directly or through Underlying ETFs and ETNs. The Fund may be invested in this manner for extended periods, depending on the Sub-Advisor’s assessment of market conditions. Debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements and bonds that are rated BBB or higher. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds, the Fund would bear its pro rata portion of each money market fund’s advisory fees and operational expenses.

Please see the Fund’s Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website at www.advisorshares.com. The Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

AdvisorShares Investments, LLC, located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814, serves as investment adviser of the Fund. The Advisor continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor shall receive X.XX% of the NAV of the Fund, and such fees do not include breakpoints. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust. As of September 28, 2012, the Advisor had approximately $663.8 million in assets under management.

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The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding X.XX% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the Board. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Trust, with respect to the Fund. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and X.XX% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Advisor, subject to certain conditions, to terminate the existing Sub-Advisor or hire new sub-advisers for the Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of a sub-adviser after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace a sub-adviser when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change. This manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the investment advisory agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISOR

Treesdale Partners, LLC, located at 1325 Avenue of the Americas, Suite 2302, New York, New York 10019, serves as investment sub-adviser to the Fund. The Sub-Advisor was established in 2002 and provides investment advisory services with respect to private, pooled investment vehicles, including investment funds and managed accounts. The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices and restrictions. As of September 30, 2012, the Sub-Advisor had approximately $150 million in assets under management.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee of X.XX% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Fund’s investment sub-advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

PORTFOLIO MANAGER

The portfolio manager listed below is primarily responsible for the day-to-day management of the Fund.

Ade Odunsi, Managing Director and Portfolio Manager

Mr. Odunsi is a Managing Director and has been affiliated with the Sub-Advisor since September 2011. Mr. Odunsi has 19 years of experience in derivative trading, sales and management at a number of leading, global investment banks. He has extensive experience as a market maker, discretionary global macro trader and systematic quantitative strategy trader. Prior to his position with the Sub-Advisor, Mr. Odunsi worked at Barclays Capital as Managing Director, Head of Corporate FX Sales from 2007 to 2009. In 2009, he became Head of FX Structuring Americas. In this role he was responsible in the Americas for FX trading strategy, idea generation, and FX risk advisory services for all client types. From 1999 to 2007, Mr. Odunsi worked at Merrill Lynch where he was Head of Exotic Option trading responsible for managing both the bank’s trading book as well as a proprietary option book. In 2001 he moved to New York as Head of FX option trading in the Americas. Following a promotion to Managing Director in 2003, Mr. Odunsi transitioned into a structuring role taking on more responsibility to eventually become Head of FX, Rates & Commodity structuring in the Americas. Mr. Odunsi holds an M.A. in economics from Trinity Hall College, University of Cambridge.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund is available in the SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon or any of their respective affiliates.

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The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Bingham McCutchen LLP, located at 2020 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Fund.

[                 ], located at [                  ], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE

The Fund calculates NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange, LLC (the “NYSE”) (normally, 4:00 p.m., Eastern Time). The NYSE is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values its portfolio investments at market prices. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board. Because the Fund invests primarily in Underlying ETPs with readily available pricing, it is expected that there would be limited circumstances in which the Fund would use fair value pricing – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

SHARE TRADING PRICES

The price of Fund shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per share of the Fund because the approximate value may not be calculated in the same manner as the NAV per share, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

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PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., premium) and the number of days it was less than the Fund’s NAV per share (i.e., discount) for various time periods is available by visiting the Fund’s website at www.advisorshares.com.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. DTC, or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN THE FUND

For more information on how to buy and sell shares of the Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Fund’s website at www.advisorshares.com.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services. The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will pay the service provider out of its fees.

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No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, the Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As long as the Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•	The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or, for taxable years beginning on or before December 31, 2012, qualified dividend income. Dividends reported by the Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a 0% rate applies to individuals in lower tax brackets). Dividends received by the Fund from an Underlying ETF taxable as a RIC may be distributed and reported as qualified dividend income by the Fund to the extent the dividend distributions are distributed and reported as qualified dividend income by such Underlying ETF. Absent further legislation, distributions of dividend income earned by the Fund will be subject to tax at the same rates applicable to ordinary income for taxable years beginning after December 31, 2012. The Fund’s trading strategies may limit its ability to distribute dividends eligible for treatment as qualified dividend income.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund (directly or in some cases indirectly) from U.S. corporations, subject to certain limitations. The Fund’s trading strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

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•	Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to non-corporate shareholders at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate applicable to long-term capital gains will increase to 20% for taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits, and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

Derivatives and Complex Securities

The Fund and Underlying ETPs in which the Fund invests may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Underlying ETPs are treated as ordinary income or capital gain, accelerate the recognition of income to the Underlying ETPs, cause income or gain to be recognized even though corresponding cash is not received by the Fund or the Underlying ETPs, and/or defer the Underlying ETPs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. Additional information regarding the Underlying ETPs’ investments in complex securities can be found in the Fund’s SAI.

Investment in Foreign Securities

The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. The Fund may be eligible to file an election that would permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund or, under certain circumstances, by an Underlying ETF to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Internal Revenue Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

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Medicare Tax

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax will also apply to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after December 31, 2013 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

Backup Withholding

The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

FINANCIAL HIGHLIGHTS

The Fund’s Financial Statements and Reports to Shareholders will be available after the Fund has completed a full fiscal year of operations.

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ADVISORSHARES INTERNATIONAL GOLD ETF

Advisor	AdvisorShares Investments, LLC 2 Bethesda Metro Center, Suite 1330 Bethesda, Maryland 20814
Sub-Advisor	Treesdale Partners, LLC 1325 Avenue of the Americas, Suite 2302 New York, New York 10019
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Bingham McCutchen LLP 2020 K Street, N.W. Washington, D.C. 20006
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 101 Barclay Street New York, New York 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated _____ ___, 2013. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”), which contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at advisorshares.com, or writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

21

GARTMAN GOLD/YEN ETF

NYSE Arca Ticker: GYEN

GARTMAN GOLD/BRITISH POUND ETF

NYSE Arca Ticker: GGBP

GARTMAN GOLD/EURO ETF

NYSE Arca Ticker: GEUR

Sub-advised by:

Treesdale Partners, LLC

ADVISORSHARES TRUST

2 Bethesda Metro Center • Suite 1330

Bethesda, Maryland 20814
www.advisorshares.com

877.THE.ETF1

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Prospectus dated _______, 2013

This Prospectus provides important information about the Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF and Gartman Gold/Euro ETF, each a series of AdvisorShares Trust. Before you invest, please read this Prospectus and the Funds’ Statement of Additional Information carefully and keep it for future reference.

The shares of the Funds have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES	1
GARTMAN GOLD/YEN ETF (NYSE Arca Ticker: GYEN)	1
GARTMAN GOLD/BRITISH POUND ETF (NYSE Arca Ticker: GGBP)	6
GARTMAN GOLD/EURO ETF (NYSE Arca Ticker: GEUR)	11
ADDITIONAL FUND SUMMARY INFORMATION	16
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS	17
MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES	17
MORE INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES	17
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS	18
OTHER INVESTMENT PRACTICES AND STRATEGIES	22
PORTFOLIO HOLDINGS	22
MANAGEMENT OF THE FUNDS	23
SHAREHOLDER INFORMATION	25
DISTRIBUTION PLAN	27
ADDITIONAL TAX INFORMATION	27
FINANCIAL HIGHLIGHTS	30
ADDITIONAL INFORMATION	31

i

FUND SUMMARIES

GARTMAN GOLD/YEN ETF (NYSE Arca Ticker: GYEN)

INVESTMENT OBJECTIVE

The Gartman Gold/Yen ETF (the “Fund”) seeks to provide positive returns by utilizing the Japanese Yen (JPY) to invest its assets in the gold market.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	X.XX%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	X.XX%
ACQUIRED FUND FEES AND EXPENSES(a),(b)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	X.XX%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	X.XX%

(a) Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(b) As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

(c)The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(d) AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding X.XX% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the “Board”). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

1

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
Gartman Gold/Yen ETF	$XXX	$XXX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund’s investment objective, Treesdale Partners, LLC (the “Sub-Advisor”) will invest the Fund’s assets utilizing the Japanese Yen as the currency to make purchases and sales in the international gold market. This strategy provides an investment vehicle for investors who believe that the value of the Fund’s investments in gold purchased in Japanese Yen will appreciate. Accordingly, in managing the Fund, the Sub-Advisor will use the Japanese Yen, obtained synthetically through the sale of either exchange traded currency futures or “over-the-counter” foreign exchange forward contracts, as the currency in which purchases of gold are made. This “Gold Financed in Yen” investment strategy enables the Sub-Advisor to provide an alternate gold investment vehicle that seeks to reduce U.S. dollar exposure.

The Fund will seek to achieve its investment objective by primarily holding long positions in the international gold market through various instruments, such as exchange traded gold futures, gold forward contracts, or swaps and other exchange-traded instruments (collectively, “ETPs”). The Fund is considered a “fund of funds” and will invest in other exchange-traded funds (the “Underlying ETFs”) that provide exposure to cash and cash-equivalents. The Sub-Advisor will rebalance its positions periodically as the value of gold relative to the value of the Japanese Yen fluctuates in international markets.

On a daily basis, the Sub-Advisor will evaluate the gold market to determine whether the exchange traded markets or the over-the-counter markets provide the Fund with optimal investment opportunities. As part of its daily evaluation, the Sub-Advisor utilizes information from The Gartman Letter, a daily commentary on the global capital markets, including political, economic, and technical trends from both long-term and short-term perspectives. The Sub-Advisor will carefully consider the liquidity of the investment, the cost of executing the purchase or sale, and the creditworthiness of the counterparty. Similarly, the Sub-Advisor will evaluate the market for the Japanese Yen to achieve the optimal duration at which to finance gold purchases for the Fund. The Sub-Advisor will not participate in transactions in Japanese Yen where the maximum duration exceeds ninety days.

In managing the Fund, the Sub-Advisor will consider the asset size of the Fund, as well as liquidity conditions in both the gold and currency markets, in an effort to ensure best execution and minimize potential market disruption.

2

The Sub-Advisor seeks to gain additional exposure to gold through investments in a wholly-owned and controlled subsidiary organized in [              ] (the “AdvisorShares Subsidiary”). The Fund’s investment in the AdvisorShares Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The purpose of this investment is to provide the Fund with additional exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies, such as the Fund. The AdvisorShares Subsidiary’s investments in commodity-linked derivative instruments are subject to limits on leverage imposed by the 1940 Act. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the AdvisorShares Subsidiary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk. As a result of the Fund’s investments in securities receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that currencies to which the Fund is exposed will decline in value relative to the U.S. dollar, which may cause the dollar value of an investment in the Fund to be adversely affected.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, improper valuation, and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange Traded Vehicle Risk. The Fund may invest in ETFs and ETPs. Through its positions in ETFs and ETPs, the Fund will be subject to the risks associated with such vehicles, investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF or ETP could decrease. Lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investment. In addition, certain of the ETPs or ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

3

Foreign Currency Risk. Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund has concentrated investment exposure to the countries and regions listed below.

Asia. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, declining U.S. imports, new trade regulations, changes in exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Gold Risk. Through its investments in financial instruments and ETPs, the Fund will have direct and indirect exposure to the international gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the shares of the Funds. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, unless certain relief provisions are available.

4

Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor
Treesdale Partners, LLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Ade Odunsi, Managing Director	since August 2011

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about the purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to “Additional Fund Summary Information” section on page [ ] of this Prospectus.

5

GARTMAN GOLD/BRITISH POUND ETF (NYSE Arca Ticker: GGBP)

INVESTMENT OBJECTIVE

The Gartman Gold/British Pound ETF (the “Fund”) seeks to provide positive returns by taking long positions in gold utilizing the British Pound (GBP).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	X.XX%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	X.XX%
ACQUIRED FUND FEES AND EXPENSES(a),(b)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	X.XX%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	X.XX%

(a) Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(b) As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

(c)The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(d) AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding X.XX% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the “Board”). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6

	1 YEAR	3 YEARS
Gartman Gold/British Pound ETF	$XXX	$XXX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund’s investment objective, Treesdale Partners, LLC (the “Sub-Advisor”) will invest the Fund’s assets utilizing the British Pound as the currency to make purchases and sales in the international gold market. This strategy provides an investment vehicle for investors who believe that the value of the Fund’s investments in gold purchased in British Pounds will appreciate. Accordingly, in managing the Fund, the Sub-Advisor will use the British Pound, obtained synthetically through the sale of either exchange traded currency futures or “over-the-counter” foreign exchange forward contracts, as the currency in which purchases of gold are made. This “Gold Financed in British Pounds” investment strategy enables the Sub-Advisor to provide an alternate gold investment vehicle that seeks to reduce U.S. dollar exposure.

The Fund will seek to achieve its investment objective by primarily holding long positions in the international gold market through various instruments, such as exchange traded gold futures, gold forward contracts, or swaps and other exchange-traded instruments (collectively, “ETPs”). The Fund is considered a “fund of funds” and will invest in other exchange-traded funds (the “Underlying ETFs”) that provide exposure to cash and cash-equivalents. The Sub-Advisor will rebalance its positions periodically as the value of gold relative to the value of the British Pound fluctuates in international markets.

On a daily basis, the Sub-Advisor will evaluate the gold market to determine whether the exchange traded markets or the over-the-counter markets provide the Fund with optimal investment opportunities. As part of its daily evaluation, the Sub-Advisor utilizes information from The Gartman Letter, a daily commentary on the global capital markets, including political, economic, and technical trends from both long-term and short-term perspectives. The Sub-Advisor will carefully consider the liquidity of the investment, the cost of executing the purchase or sale and the creditworthiness of the counterparty. Similarly, the Sub-Advisor will evaluate the market for the British Pound to achieve the optimal duration at which to finance gold purchases for the Fund. The Sub-Advisor will not participate in transactions in the British Pound where the maximum duration exceeds ninety days.

In managing the Fund, the Sub-Advisor will consider the asset size of the Fund, as well as liquidity conditions in both the gold and currency markets, in an effort to ensure best execution and minimize potential market disruption.

The Sub-Advisor seeks to gain additional exposure to gold through investments in a wholly-owned and controlled subsidiary organized in [                 ] (the “AdvisorShares Subsidiary”). The Fund’s investment in the AdvisorShares Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The purpose of this investment is to provide the Fund with additional exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies, such as the Fund. The AdvisorShares Subsidiary’s investments in commodity-linked derivative instruments are subject to limits on leverage imposed by the 1940 Act. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the AdvisorShares Subsidiary.

7

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk. As a result of the Fund’s investments in securities receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that currencies to which the Fund is exposed will decline in value relative to the U.S. dollar, which may cause the dollar value of an investment in the Fund to be adversely affected.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, improper valuation, and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange Traded Vehicle Risk. The Fund may invest in ETFs and ETPs. Through its positions in ETFs and ETPs, the Fund will be subject to the risks associated with such vehicles, investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF or ETP could decrease. Lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investment. In addition, certain of the ETPs or ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

8

Foreign Currency Risk. Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund has concentrated investment exposure to the countries and regions listed below.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in European Union (“EU”) economies.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, declining U.S. imports, new trade regulations, changes in exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Gold Risk. Through its investments in financial instruments and ETPs, the Fund will have direct and indirect exposure to the international gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the shares of the Funds. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, unless certain relief provisions are available.

9

Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor
Treesdale Partners, LLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Ade Odunsi, Managing Director	since August 2011

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about the purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to “Additional Fund Summary Information” section on page [ ] of this Prospectus.

10

GARTMAN GOLD/EURO ETF (NYSE Arca Ticker: GEUR)

INVESTMENT OBJECTIVE

 The Gartman Gold/Euro ETF (the “Fund”) seeks to provide positive returns by utilizing the European Union’s Euro to invest its assets in the gold market.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	X.XX%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	X.XX%
ACQUIRED FUND FEES AND EXPENSES(a),(b)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	X.XX%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	X.XX%

(a) Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(b) As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

(c)The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(d) AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding X.XX% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the “Board”). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 YEAR	3 YEARS
Gartman Gold/Euro ETF	$XXX	$XXX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund’s investment objective, Treesdale Partners, LLC (the “Sub-Advisor”) will invest the Fund’s assets utilizing the Euro as the currency to make purchases and sales in the international gold market. This strategy provides an investment vehicle for investors who believe that the value of the Fund’s investments in gold purchased in Euros will appreciate. Accordingly, in managing the Fund, the Sub-Advisor will use the Euro, obtained synthetically through the sale of either exchange traded currency futures or “over-the-counter” foreign exchange forward contracts, as the currency in which purchases of gold are made. This “Gold Financed in Euro” investment strategy enables the Sub-Advisor to provide an alternate gold investment vehicle that seeks to reduce U.S. dollar exposure.

The Fund will seek to achieve its investment objective by primarily holding long positions in the international gold market through various instruments, such as exchange traded gold futures, gold forward contracts, swaps and other exchange-traded instruments (collectively, “ETPs”). The Fund is considered a “fund of funds” and will invest in other exchange-traded funds (the “Underlying ETFs”) that provide exposure to cash and cash-equivalents. The Sub-Advisor will rebalance its positions periodically as the value of gold relative to the value of the Euro fluctuates in international markets.

On a daily basis, the Sub-Advisor will evaluate the gold market to determine whether the exchange traded markets or the over-the-counter markets provide the Fund with optimal investment opportunities. As part of its daily evaluation, the Sub-Advisor utilizes information from The Gartman Letter, a daily commentary on the global capital markets, including political, economic, and technical trends from both long-term and short-term perspectives. The Sub-Advisor will carefully consider the liquidity of the investment, the cost of executing the purchase or sale and the creditworthiness of the counterparty. Similarly, the Sub-Advisor will evaluate the market for Euros to achieve the optimal duration at which to finance gold purchases for the Fund. The Sub-Advisor will not participate in transactions in the Euro where the maximum duration exceeds ninety days.

In managing the Fund, the Sub-Advisor will consider the asset size of the Fund, as well as liquidity conditions in both the gold and currency markets, in an effort to ensure best execution and minimize potential market disruption.

The Sub-Advisor seeks to gain additional exposure to gold through investments in a wholly-owned and controlled subsidiary organized in [                 ] (the “AdvisorShares Subsidiary”). The Fund’s investment in the AdvisorShares Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The purpose of this investment is to provide the Fund with additional exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies, such as the Fund. The AdvisorShares Subsidiary’s investments in commodity-linked derivative instruments are subject to limits on leverage imposed by the 1940 Act. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the AdvisorShares Subsidiary.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk. As a result of the Fund’s investments in securities receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that currencies to which the Fund is exposed will decline in value relative to the U.S. dollar, which may cause the dollar value of an investment in the Fund to be adversely affected.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, improper valuation, and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange Traded Vehicle Risk. The Fund may invest in ETFs and ETPs. Through its positions in ETFs and ETPs, the Fund will be subject to the risks associated with such vehicles, investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF or ETP could decrease. Lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investment. In addition, certain of the ETPs or ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Foreign Currency Risk. Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Geographic Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund has concentrated investment exposure to the countries and regions listed below.

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Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in European Union (“EU”) economies.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, declining U.S. imports, new trade regulations, changes in exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Gold Risk. Through its investments in financial instruments and ETPs, the Fund will have direct and indirect exposure to the international gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the shares of the Funds. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, unless certain relief provisions are available.

Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

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FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor
Treesdale Partners, LLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Ade Odunsi, Managing Director	since August 2011

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about the purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to “Additional Fund Summary Information” section on page [ ] of this Prospectus.

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ADDITIONAL FUND SUMMARY INFORMATION

PURCHASE AND SALE OF FUND SHARES

Each Fund issues and redeems shares on a continuous basis at its NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Funds that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 50,000 shares. With respect to each Fund, a “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into a Fund a basket of shares of specific ETFs and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of each Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), each Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds. This Prospectus describes the Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF and Gartman Gold/Euro ETF.

Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies in the securities of other investment companies, including shares of the Funds or an Underlying ETF. However, under certain circumstances and subject to certain terms and conditions, registered investment companies may invest in other investment companies (“underlying investment companies”) beyond the limits set forth in Section 12(d)(1). In particular, if an underlying investment company has obtained a Section 12(d)(1) exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), a Fund may enter into an agreement with the underlying investment company pursuant to which the Fund may invest in the underlying investment company beyond the Section 12(d)(1) limits subject to the terms and conditions of the underlying investment company’s exemptive order. Each Fund may enter into such agreements with certain Underlying ETFs to permit the Funds to invest in the Underlying ETFs to an unlimited extent.

Creation Units of the Funds are issued and redeemed principally in-kind for portfolio securities and a specific cash payment. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed by the Board without a shareholder vote. Each Fund’s benchmark(s) also may be changed without shareholder approval.

MORE INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Each Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, each Fund uses an active investment strategy to seek to meet its investment objective. The Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage each Fund’s portfolio in accordance with each Fund’s investment objective and investment policies.

Investment Philosophy

The Sub-Advisor bases its investment philosophy on the facts that (1) the overwhelming majority of gold traded in the financial markets is bought and sold in U.S. dollars and (2) most individual investors do not have the capability to buy or sell gold except in U.S. dollars. The primary objective of the Funds is to provide a vehicle for investors to obtain long positions in gold denominated in currencies other than the U.S. dollar. When gold is bought using U.S. dollars the investor is exchanging U.S. dollars for a certain amount of gold and as such is effectively expressing the view that they expect the value of gold to rise relative to the value of the U.S. dollar. The Sub-Advisor’s gold investment strategy is an active investment strategy that expresses a long position on gold but diversifies the currencies in which the purchase is financed. The Funds will provide an accessible method by which an investor is able to express a view on the value of gold versus any one of a number of liquid currencies including the U.S. dollar, the Japanese Yen, the European Euro and the British Pound.

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MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in the Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in the Underlying ETFs and ETPs, which allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

The Underlying ETFs are themselves investment companies registered under the 1940 Act, the shares of which trade on a national securities exchange. The Underlying ETFs primarily will seek to track the performance of securities indices that correspond generally to the price and yield performance, before fees and expenses, of specific indices representing global regions, countries, styles or sectors. However, the Advisor also may invest in Underlying ETFs that are actively managed to achieve similar exposure. The Underlying ETFs may be managed by a third-party investment adviser not affiliated with the Advisor or Sub-Advisor or by the Advisor, Sub-Advisor or an affiliated party of either.

Under normal market conditions, the Fund will purchase shares of the Underlying ETFs in the secondary market. When the Fund invests in an Underlying ETF in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETF’s (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

Through its investments in the Underlying ETFs and ETPs, the Fund will be subject to the risks associated with the Underlying ETFs’ and ETPs’ investments.

Along with the risks associated with the Underlying ETFs and ETPs, which are discussed in more detail below, the Fund is subject to a number of other risks that may affect the value of its shares, including:

Counterparty Credit Risk. The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments exposes the Funds to risks that are different than those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, a Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of a Fund’s investment.

Currency Risk. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. While the Funds may engage in currency hedging transactions, they generally do not intend to do so and there is no guarantee that any such transactions will effectively hedge currency risk.

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Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds intend to invest in futures contracts, forward contracts, and swaps, but may invest in other derivative instruments also. The Funds typically use derivatives as a substitute for taking a position directly in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including counterparty credit risk and liquidity risk. Derivatives also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Early Closing Risk. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

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Equity Risk. An investment in the Funds involves the risks inherent in an investment in any equity security. In addition, the prices of equity securities in which a Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The value of portfolio securities may fluctuate because of changes in or perceived changes in the financial condition of individual issuers, economic trends and developments, the general condition of the stock market, and other factors. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange Traded Vehicle Risk. The Funds may invest in ETFs and ETPs. Through their its positions in ETFs and ETPs, the Fund generally will be subject to the risks associated with such vehicles investments, including the possibility that the value of the securities or instruments held by an ETF or ETP could decrease. Certain of the ETPs or ETFs may hold common portfolio positions, thereby reducing any diversification benefits. The ETPs in which the Fund invests are pooled investment vehicles that are not registered pursuant to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act including the investor protections afforded by the 1940 Act.

Foreign Currency Risk. The Funds may invest in foreign currencies or securities denominated in a foreign currency. The value of such currencies or securities denominated such currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively affect the value of a Fund’s investment in a foreign currency even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Funds do not intend to hedge against the risk of currency exchange rate fluctuations, but reserve the right to do so if there is extreme volatility in currency exchange rates.

Geographic Concentration Risk. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Asia. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on certain emerging markets and the Hong Kong and Taiwanese economies.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

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United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment. A weakening of the United States economy as a result of any of these factors could affect the economies of countries which rely on the United States for a disproportionate amount of their trade partnerships and foreign investment.

Gold Risk. A variety of factors may affect the price of gold, including: (i) global gold supply and demand, which is influenced by such factors as forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold-producing countries such as South Africa, the United States and Australia; (ii) global or regional political, economic or financial events and situations; (iii) investors’ expectations with respect to the rate of inflation; (iv) currency exchange rates; (v) interest rates; and (vi) investment and trading activities of hedge funds and commodity funds.

The international gold markets are subject to sharp price fluctuations, which may result in potential losses if you need to sell your shares at a time when the price of gold is lower than it was when you made your investment in the Fund. Gold markets also have experienced extended periods of flat or declining prices. As a result, even if you hold your shares for the long-term, you may never experience a profit. In addition, investors should be aware that there is no assurance that gold will maintain its long-term value in terms of purchasing power in the future. In the event that the price of gold declines, the Advisor expects the value of an investment in the shares to decline proportionately.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s, an Underlying ETF’s, and ETP’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which a Fund or an Underlying ETF or ETP invests will cause the NAV of the Fund or the Underlying ETF or ETP to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s and an Underlying ETF’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

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Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” a Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). A Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If a Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur a significant penalty tax which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Risk. Shares of a Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

As with investing in other securities whose price increase or decrease in market value, you may lose money by investing in a Fund.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, either directly or indirectly through Underlying ETFs, in high-quality debt securities and money market instruments either directly or through ETFs. Each Fund may be invested in this manner for extended periods, depending on the Sub-Advisor’s assessment of market conditions. Debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements and bonds that are rated BBB or higher. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

Please see the Funds’ Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website at www.advisorshares.com. Each Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

AdvisorShares Investments, LLC, located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814, serves as investment adviser of the Funds. The Advisor continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor shall receive X.XX% of the NAV of the AdvisorShares Gartman Gold/Yen ETF, X.XX% of the NAV of the AdvisorShares Gartman Gold/British Pound ETF and X.XX% of the NAV of the AdvisorShares Gartman Gold/Euro ETF, and such fees do not include breakpoints. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust. As of September 28, 2012, the Advisor had approximately $663.8 million in assets under management.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding (i) X.XX% of the AdvisorShares Gartman Gold/Yen ETF’s average daily net assets, (ii) X.XX% of the AdvisorShares Gartman Gold/British Pound ETF’s average daily net assets, and (iii) X.XX% of the AdvisorShares Gartman Gold/Euro ETF’s average daily net assets for a year from the date of this Prospectus and indefinitely thereafter subject to the annual approval of the Board. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Board and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Trust, with respect to the Fund. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and X.XX%, X.XX% or X.XX%, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Advisor has contracted with Gartman Capital Management, L.C., located at [9136 River Crescent, Suffolk, Virginia 23433,] to provide the [investment objectives of the Funds,] to provide data to the Advisor and to permit the use of the Gartman name. Gartman Capital Management, L.C. is an affiliate of The Gartman Letter, L.C., a daily commentary on the global capital markets, including political, economic, and technical trends from both long-term and short-term perspectives. The Gartman Letter is written by Dennis Gartman. For the services and license provided to the Funds, the Advisor will pay Gartman Capital Management, L.C. a fee from its [legitimate] profits and resources. Gartman Capital Management, L.C. and The Gartman Letter, L.C. will have no involvement in the day-to-day management of the Funds.

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The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Advisor, subject to certain conditions, to terminate the existing Sub-Advisor or hire new sub-advisers for the Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of a sub-adviser after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace a sub-adviser when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change. This manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the investment advisory agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISOR

Treesdale Partners, LLC, located at 1325 Avenue of the Americas, Suite 2302, New York, New York 10019, serves as investment sub-adviser to each Fund. The Sub-Advisor was established in 2002 and provides investment advisory services with respect to private, pooled investment vehicles, including investment funds and managed accounts. The Sub-Advisor is responsible for selecting each Fund’s investments according to the Fund’s investment objective, polices and restrictions. As of September 30, 2012, the Sub-Advisor had approximately $150 million in assets under management.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee based on each Fund’s average daily net assets as follows:

Fund	Advisory Fee (as a percentage of average daily net assets)
Gartman Gold/Yen ETF	X.XX%
Gartman Gold/British Pound ETF	X.XX%
Gartman Gold/Euro ETF	X.XX%

A discussion regarding the basis for the Board’s most recent approval of the Fund’s investment sub-advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Funds’ commencement of operations.

PORTFOLIO MANAGER

The portfolio manager listed below is primarily responsible for the day-to-day management of the Funds.

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Ade Odunsi, Managing Director and Portfolio Manager

Mr. Odunsi is a Managing Director and has been affiliated with the Sub-Advisor since September 2011. Mr. Odunsi has 19 years of experience in derivative trading, sales and management at a number of leading, global investment banks. He has extensive experience as a market maker, discretionary global macro trader and systematic quantitative strategy trader. Prior to his position with the Sub-Advisor, Mr. Odunsi worked at Barclays Capital as Managing Director, Head of Corporate FX Sales from 2007 to 2009. In 2009, he became Head of FX Structuring Americas. In this role he was responsible in the Americas for FX trading strategy, idea generation, and FX risk advisory services for all client types. From 1999 to 2007, Mr. Odunsi worked at Merrill Lynch where he was Head of Exotic Option trading responsible for managing both the bank’s trading book as well as a proprietary option book. In 2001 he moved to New York as Head of FX option trading in the Americas. Following a promotion to Managing Director in 2003, Mr. Odunsi transitioned into a structuring role taking on more responsibility to eventually become Head of FX, Rates & Commodity structuring in the Americas. Mr. Odunsi holds an M.A. in economics from Trinity Hall College, University of Cambridge.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds is available in the SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon or any of their respective affiliates.

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Funds.

Bingham McCutchen LLP, located at 2020 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Funds.

[                      ], located [                    ], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE

The Funds calculate NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time). The Exchange is typically closed on weekends and most national holidays.

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In calculating NAV, each Fund generally values its portfolio investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

SHARE TRADING PRICES

The price of each Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of each Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV per share, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of a Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods is available by visiting the Funds’ website at http://www.advisorshares.com.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay out dividends and distributes its net capital gains, if any, to shareholders at least annually.

ACTIVE INVESTORS AND MARKET TIMING

Shares of each Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve a Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Funds’ trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because a Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. Direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

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BOOK ENTRY

The Funds’ shares are held in book-entry form, which means that no stock certificates are issued. DTC, or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN A FUND

For more information on how to buy and sell shares of a Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Funds’ website at www.advisorshares.com.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services. Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will, in turn, pay the service provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because each Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, each Fund will notify investors by adding disclosure to the Funds’ website and in the Funds’ Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As long as a Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it distributes to shareholders.

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Tax Status of Distributions

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•	The income dividends and short-term capital gains distributions you receive from each Fund will be taxed as either ordinary income or, for taxable years beginning on or before December 31, 2012, qualified dividend income. Dividends reported by each Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a 0% rate applies to individuals in lower tax brackets). Dividends received by each Fund from an Underlying ETF in which it invests taxable as a RIC may be distributed and reported as qualified dividend income by the Fund to the extent the dividend distributions are distributed and reported as qualified dividend income by such Underlying ETF. Absent further legislation, distributions of dividend income earned by each Fund will be subject to tax at the same rates applicable to ordinary income for taxable years beginning after December 31, 2012. The Funds’ trading strategies may limit their ability to distribute dividends eligible for treatment as qualified dividend income.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund (directly or in some cases indirectly) from U.S. corporations, subject to certain limitations. The Funds’ trading strategies may limit their ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

•	Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to non-corporate shareholders at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate applicable to long-term capital gains will increase to 20% for taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•	The Funds may be able to report some of its dividends as “exempt-interest dividends.” Exempt-interest dividends are exempt from regular federal income tax, but may be subject to the federal alternative minimum tax applicable to individuals and may be subject to state and local taxes.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits, and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares. If a shareholder receives exempt-interest dividends with respect to shares of a Fund and those shares are held by the shareholder for six months or less, then any loss on the sale of such shares may, to the extent of the exempt-interest dividends, be disallowed.

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Derivatives and Complex Securities

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds, cause income or gain to be recognized even though corresponding cash is not received by the Funds, and/or defer the Funds’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Funds. Additional information regarding the Funds’ investments in complex securities can be found in the Funds’ SAI.

Investment in Foreign Securities

The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments. The Funds may be eligible to file an election that would permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by those Funds or, under certain circumstances, by an Underlying ETF to foreign countries in respect of foreign securities held for at least the minimum period specified in the Internal Revenue Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Medicare Tax

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax will also apply to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after December 31, 2013 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

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Backup Withholding

The Funds will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.

FINANCIAL HIGHLIGHTS

The Funds’ Financial Statements and Reports to Shareholders will be available after the Funds have completed a full fiscal year of operations.

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GARTMAN GOLD/YEN ETF

GARTMAN GOLD/BRITISH POUND ETF

GARTMAN GOLD/EURO ETF

Advisor	AdvisorShares Investments, LLC 2 Bethesda Metro Center, Suite 1330 Bethesda, Maryland 20814
Sub-Advisor	Treesdale Partners, LLC 1325 Avenue of the Americas, Suite 2302 New York, New York 10019
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Bingham McCutchen LLP 2020 K Street, N.W. Washington, D.C. 20006
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 101 Barclay Street New York, New York 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated ______ __, 2013. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”), which contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at advisorshares.com, or writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

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Statement of Additional Information

ADVISORSHARES TRUST

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland 20814

877.843.3831

www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (the “Funds”):

AdvisorShares International Gold ETF (NYSE Arca Ticker: GLDE)

Gartman Gold/Yen ETF (NYSE Arca Ticker: GYEN)

Gartman Gold/British Pound ETF (NYSE Arca Ticker: GGBP)

Gartman Gold/Euro ETF (NYSE Arca Ticker: GEUR)

This SAI is not a prospectus. It should be read in conjunction with each Fund’s Prospectus, dated ___________, 2013, which incorporate this SAI by reference. Capitalized terms not defined herein are defined in the Prospectuses. Copies of each Fund’s Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Funds are subject to listing on NYSE Arca, Inc. (the “Exchange”), and will trade in the secondary market.

The date of this SAI is ____________, 2013

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not a prospectus. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

GENERAL INFORMATION ABOUT THE TRUST	1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	1
INVESTMENT RESTRICTIONS	28
CONTINUOUS OFFERING	29
EXCHANGE LISTING AND TRADING	30
PORTFOLIO TRANSACTIONS AND BROKERAGE	30
MANAGEMENT OF THE TRUST	32
BOOK ENTRY ONLY SYSTEM	43
CREATION AND REDEMPTION OF CREATION UNITS	44
DETERMINATION OF NET ASSET VALUE	50
DIVIDENDS, DISTRIBUTIONS, AND TAXES	50
OTHER INFORMATION	58
COUNSEL	59
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	60
CUSTODIAN	60
FINANCIAL STATEMENTS	60
APPENDIX A	A-1
APPENDIX B	B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust is permitted to offer separate series (i.e., funds) and additional series may be created from time to time.

As of the date of this SAI, the Trust offers twenty-two separate funds. This SAI relates only to the following four funds of the Trust (each, a “Fund”):

•	AdvisorShares International Gold ETF
•	Gartman Gold/Yen ETF
•	Gartman Gold/British Pound ETF
•	Gartman Gold/Euro ETF

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees of the Trust (“Board”) with respect to the Fund, and in the net distributable assets of the Fund on liquidation. All payments received by the Trust for shares of any Fund belong to that fund. Each Fund has its own assets and liabilities.

The shares of the Funds are subject to approval for listing on the Exchange. The shares of each Fund, as described in the Fund’s Prospectus, will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) per share of the Fund.

Each Fund offers and issues shares at NAV in aggregated lots of 50,000 or more (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of individual securities (the “Deposit Securities”) and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for each Fund. In addition, for each Fund, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

AdvisorShares Investments, LLC (the “Advisor”) serves as the investment adviser to each Fund, which is a diversified open-end management investment company. Each Fund’s investment objective and principal investment strategies, as well as other important information, are described in the Fund’s Prospectus, which should be read together this SAI. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares.

The day-to-day portfolio management of each Fund is provided by Treesdale Partners, LLC (the “Sub-Advisor”), the sub-adviser to the Funds, which is subject to the oversight of the Advisor and the Board.

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The Sub-Advisor selects securities for each Fund’s investment pursuant to an “active” management strategy for security selection and portfolio construction. Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (“ETFs”) and other exchange-traded products, including but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts, and closed-end funds (collectively, “ETPs”), as described in the Fund’s Prospectus. Each Fund will be indirectly subject to the risks associated with the portfolio securities and investment techniques of its underlying ETFs and ETPs.

The investment techniques and instruments described below and in each Fund’s Prospectus may, consistent with each Fund’s investment objective and investment policies, be used by a Fund if, in the opinion of the Advisor or the Sub-Advisor, such strategies will be advantageous to the Fund. Not all of the Funds will invest in all of the instruments and techniques described below. In addition, each Fund is free to reduce or eliminate its activity with respect to any of the investment techniques described below without changing the Fund’s fundamental investment policies, and the Funds will periodically change the composition of their portfolios to best meet their respective investment objectives. For more information about each Fund’s principal strategies and risks, please see the Fund’s Prospectus.

Borrowing

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. A Fund may use leverage during periods when its Sub-Advisor believes that the Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

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Currency Transactions

Foreign Currencies. Each Fund may invest directly and indirectly in foreign currencies. Each Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future and can have substantial price volatility. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. At the discretion of the Advisor, a Fund may, but is not obligated to, enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates, or to gain exposure to certain currencies in an effort to track the composition if the applicable Index. When used for hedging purposes, forward currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

•	Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•	Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•	Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•	Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debts.

•	Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

•	Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

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A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Although the Funds do not currently expect to engage in currency hedging, each Fund and certain of ETFs and ETPs in which it invests may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund and certain affiliated underlying funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s or an underlying ETF’s or ETP’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an underlying fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or certain of ETFs and ETPs in which it invests may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or certain of ETFs and ETPs in which it invests may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

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Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or certain of ETFs and ETPs in which it invests may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund or certain of ETFs and ETPs in which it invests may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or certain of ETFs and ETPs in which it invests will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.

A Fund or certain of ETFs and ETPs in which it invests may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or underlying fund has or in which that Fund or underlying ETF or ETP expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or certain of ETFs and ETPs in which it invests may also engage in Proxy Hedging. Proxy Hedging is often used when the currency to which a Fund’s or an underlying ETF’s or ETP’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s or an underlying ETP’s or ETP’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s or the underlying ETF’s or ETP’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund or certain of ETFs and ETPs in which it invests holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or certain of ETFs and ETPs in which it invests if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or certain of ETFs and ETPs in which it invests is engaging in Proxy Hedging. If a Fund or certain of ETFs and ETPs in which it invests enters into a currency hedging transaction, the Fund or the underlying ETF or ETP will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or certain of ETFs and ETPs in which it invests if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

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A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the Funds do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The Funds may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Funds may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Funds may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The Funds currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

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If the Funds engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the Funds engage in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Funds may convert their holdings of foreign currencies into U.S. dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Exchange-Related Securities. Each Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

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The Funds may also invest in principal exchange rate linked securities (“PERLsSM”). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about the time of maturity. The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Funds may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Equity Securities

Each Fund and certain of the ETFs and ETPs in which it invests may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV per share of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund, or an ETF in which the Fund invests, may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Each Fund may invest in the types of equity securities described below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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•	Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Exchange-Traded Notes (ETNs)

Each Fund may, and the AdvisorShares International Gold ETF intends to, invest in ETNS. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and, generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to credit risk.

It is expected that the issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating or there is a decline in the perceived creditworthiness of the issuer, the value of the ETN will decline as a lower credit rating reflects a greater risk that the issuer will default on its obligation to ETN investors. A Fund must pay an investor fee when investing in an ETN, which will reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. There are no periodic interest payments for ETNs, and principal typically is not protected. As is the case with other ETPs, an investor could lose some of or the entire amount invested in ETNs. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Fixed Income Securities

Each Fund and certain of the ETFs and ETPs in which it invests may invest in fixed income securities. The market value of the fixed income investments in which the Fund and certain of the ETFs and ETPs in which it invests may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding fixed income securities is described below:

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•	Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•	Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date, as discussed above. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

•	Corporate Debt Securities. Each Fund and certain of the ETFs and ETPs in which it invests may seek to invest in corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally be dependent on independent credit analysis or fundamental analysis performed by the Fund’s Sub-Advisor. Each Fund may invest in all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. Each Fund also may invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

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Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

•	Non-Investment-Grade Debt Securities. Each Fund and certain of the ETFs and ETPs in which it invests may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard & Poor’s) or are determined to be of comparable quality by the fund’s sub-advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund’s advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

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The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

A Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, the Sub-Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of shareholders.

•	Unrated Debt Securities. Each Fund and certain of the ETFs and ETPs in which it invests may invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

•	Asset-Backed and Commercial Mortgage-Backed Securities. Each Fund and certain of the ETFs and ETPs in which it invests may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

•	Commercial Paper. Each Fund and certain of the ETFs and ETPs in which it invests may invest in commercial paper. Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. Each Fund and certain of the ETFs and ETPs in which it invests may invest in commercial paper rated A-1 or A-2 by Standard and Poor’s Ratings Services (“S&P”) or Prime-1 or Prime-2 by Moody’s Investor Service, Inc. (“Moody’s”). See Appendix A for a description of commercial paper ratings.

Foreign Issuers

Each Fund may invest in issuers located outside the United States directly, or in financial instruments, ETFs or ETPs that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the U.S. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the U.S. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

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Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign issuers may involve risks not typically associated with investing in issuers domiciled in the U.S. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the U.S. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

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Geographic Risk. The Fund and certain of the ETFs and ETPs in which the Fund invests may have significant investment exposure to particular countries or regions. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Russia), or a specific region (e.g., the Europe or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Middle East or Africa, can be interdependent and may decline all at the same time.

Asia. To the extent a Fund’s investments have significant investment exposure to Asia, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Europe. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries.

North America. The United States is Canada’s largest trading and investment partner and the Canadian economy is significantly affected by developments in the U.S. economy. The United States is also a significant trading partner of many emerging markets in which certain of the ETFs held by the Funds invest. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

Futures and Options Transactions

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). Each Fund and certain of the ETFs and ETPs in which it invests may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will do so in reliance upon and in accordance with CFTC Rule 4.5. The Trust, on behalf of all of its series, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. Therefore, neither the Trust nor any of its series is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. In addition, as of the date of this SAI, the Advisor is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund. The CFTC recently adopted amendments to CFTC Rule 4.5 and has proposed additional regulatory requirements that may affect the extent to which the Fund invests in instruments that are subject to regulation by the CFTC and impose additional regulatory obligations on the Fund and the Advisor.

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Each Fund and certain of the ETFs and ETPs in which it invests may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

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There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Sub-Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Each Fund and certain of the ETFs and ETPs in which it invests may purchase and write (sell) put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. The SEC staff has indicated that a written call option on a security may be covered if a fund: (1) owns the security underlying the call until the option is exercised or expires; (2) holds an American-style call on the same security as the call written with an exercise price (a) no greater than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid assets designated on the Fund’s records or placed in a segregated account with the Fund’s custodian; (3) has an absolute and immediate right to acquire the security without additional cost (or if additional consideration is required, cash or other liquid assets in such amount have been segregated); or (4) segregates cash or other liquid assets on the Fund’s records or with the custodian in an amount equal to (when added to any margin on deposit) the current market value of the call option, but not less than the exercise price, marked to market daily. If the call option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price or pay the difference. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.

All put options written by a Fund will be covered by: (1) segregating cash, cash equivalents, such as U.S. Treasury securities or overnight repurchase agreements, or other liquid assets on the Fund’s records or with the custodian having a value at least equal to exercise price of the option (less cash received, if any); or (2) holding a put option on the same security as the option written where the exercise price of the written put option is (i) equal to or higher than the exercise price of the option written or (ii) less than the exercise price of the option written provided the Fund segregates cash or other liquid assets in the amount of the difference.

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A Fund may trade put and call options on securities, securities indices and currencies, as the Sub-Advisor determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Hybrid Instruments

Each Fund and certain of the ETFs and ETPs in which it invests may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some security, commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level.  Such a hybrid instrument would be a combination of a bond and a call option on oil.

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Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a hybrid instrument also exposes a Funds or underlying fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the NAV of a Fund or underlying fund.

With respect to the Funds and their respective underlying ETFs and ETPs, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components  that  have  payment  features  similar  to  commodity  futures  contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds and affiliated underlying funds will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act.  As a result, a Fund’s and certain of the Asset Allocation Funds’ underlying funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes.  Each Fund and certain of ETFs and ETPs in which it invests may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it.  The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an underlying ETF or ETP bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

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In the case of structured notes on credit default swaps, a Fund or an underlying ETF or ETP is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an underlying ETF or ETP may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s or the underlying ETF’s or ETP’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Illiquid Securities

Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment), including Rule 144A securities. Each Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are vested in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets as determined in accordance with SEC guidance.

A portfolio security is illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by a Fund.

Investments in Other Investment Companies

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund. The fund also may invest in the securities of other investment companies if the fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to the fund if, after the sale: (i) the fund owns more than 3% of the other investment company’s voting stock or (ii) the fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. The Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

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Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor or the Sub-Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. The Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, the Fees and Expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses are not included as an operating expense of the Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and the temporary unavailability of certain component securities of the index.

The Fund may invest in ETFs that are primarily index-based ETFs that hold substantially all of their assets in securities representing a specific index. The Fund also may invest in ETFs that are actively managed.

Closed-End Funds. Each Fund and certain of the ETFs and ETPs in which it invests may invest in closed-end funds. Closed-end funds are pooled investment vehicles that are registered under the 1940 Act and whose shares are listed and traded on U.S. national securities exchanges. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings. When such prices are higher, shares are said to be trading at a “premium.” When they are lower, shares are said to be trading at a “discount.” Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end fund held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of the closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund. While the Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective. While the Fund attempts to invest in a diversified basket of closed-end funds, lackluster performance of a single closed-end fund can have a negative impact on the performance of the Fund as a whole. The Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in the Fund.

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Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to the Advisor, Sub-Advisor, or their affiliates, unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds’ securities lending arrangements are subject to Board approval. In addition, to the extent a Fund engages in securities lending, the Board will adopt procedures that reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Pooled Investment Vehicles

Each Fund may invest in the securities of pooled vehicles that are not investment companies and, thus, not required to comply with the provisions of the 1940 Act. As a result, as a shareholder of such pooled vehicles, a Fund will not have all of the investor protections afforded by the 1940 Act. Such pooled vehicles may, however, be required to comply with the provisions of other federal securities laws, such as the Securities Act. These pooled vehicles typically hold currency or commodities, such as gold or oil, or other property that is itself not a security. If a Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable management fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with its own operations.

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Certain pooled vehicles may be ETPs that are not taxable as regulated investment companies (“RICs”). These non-RIC ETPs may produce non-qualifying income for purposes of the “90% Test” (as defined below), which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. If one or more of these non-RIC ETPs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, this non-qualifying income may be attributed to the Fund and could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Internal Revenue Code.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. Generally, the higher a Fund’s rate of portfolio turnover, the higher the transaction costs borne by the Fund and their long-term shareholders. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because a Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and options contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one year.

Real Estate Investment Trusts (REITs)

Each Fund and certain of the ETFs and ETPs in which it invests may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

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Repurchase Agreements

Each Fund and certain of the ETFs and ETPs in which it invests may enter into repurchase agreements with financial institutions, which may be deemed to be loans. A Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Each Fund and certain of the ETFs and ETPs in which it invests may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, none of the Funds expects to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Short Sales

The Funds may engage regularly in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

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Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements

Each Fund and certain of the ETFs and ETPs in which it invests may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by a Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. The Funds will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

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Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to each Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Time Deposits and Eurodollar Time Deposits

Each Fund and certain of ETFs and ETPs in which it invests may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.

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U.S. Government Securities

Each Fund and certain of the ETFs and ETPs in which it invests may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. In connection with the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac currently are protected.

When-Issued and Delayed-Delivery Securities

Each Fund and certain of the ETFs and ETPs in which it invests, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

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Zero Coupon Bonds

Each Fund and certain of the ETFs and ETPs in which it invests may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

Fundamental Policies of the Funds

The investment limitations listed below are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements.

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2.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

3.	(i) With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*

4.	Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or shares of investment companies. A Fund will not invest 25% or more of its total assets in any investment company that so concentrates.

5.	Make loans, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies

In addition to the investment objective of each Fund, the investment limitations listed below are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

1.	Purchase or hold illiquid securities if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

_____________________

* For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (the “Distributor”), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in each Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, each Fund’s Prospectus.

Shares of the Funds are listed and traded on the Exchange. The shares of a Fund will trade on the Exchange at prices that may differ to some degree from a Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

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In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Advisor, the Advisor, and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.

Brokerage Selection. The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Sub-Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Sub-Advisor may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Sub-Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Advisor will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

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Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Fund’s Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and the Funds expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which a Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

Because the Funds are new, as of the date of this SAI, the Funds did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, the Sub-Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to a Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., a Sub-Advisor is responsible for the day-to-day management of a Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and the Sub-Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and each Sub-Advisory Agreement with the Advisor and the Sub-Advisor, respectively, the Board meets with the Advisor and each Sub-Advisor to review such services. Among other things, the Board regularly considers the Advisor’s and each Sub-Advisor’s adherence to a Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s or a Sub-Advisor’s use of higher-risk financial instruments in managing a Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Advisor, and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and each Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, the Sub-Advisor, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Funds’ investment management and business affairs are carried out by or through the Fund’s Advisor, the Sub-Advisor, and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

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Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. No single independent Trustee serves as a lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (i.e., “independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustee
Noah Hamman* 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Trustee, No set term; served since 2009	Chief Executive Officer, Principal Financial Officer and President of AdvisorShares Trust (2006 - present); Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC - Investment Advisory Services (2006-present); President and Chief Executive Officer of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001 - 2006).	22	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1952)	Trustee, No set term; served since 2009	Vice President / Chief Operating Officer of NADA Retirement Administrators, Inc. (2009-present); President of Cardinal Trust and Investments; Chief Investment Officer for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001-2006).	22	None

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Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
William G. McVay 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1954)	Trustee, No set term; served since 2011	Founder of RDK Strategies, LLC (2007-present); Vice-President of Zephyr Associates, Inc. (2001- 2006); Executive Vice-President of Financeware, Inc. (2000); First Vice-President of Legg Mason Wood Walker, Inc. (1989-2000).	22	None
Officers of AdvisorShares Trust
Noah Hamman 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Chief Executive Officer & President, No set term; served since 2009	Chief Executive Officer, Principal Financial Officer and President of AdvisorShares Trust (2006 - present); Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC - Investment Advisory Services (2006-present); President and Chief Executive Officer of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001 - 2006).	22	None
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 - present); President of Ahrens Advisors, LP (2005 - 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003-2005).	22	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Standing Committee. The Board has established the following standing committee:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters. Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee met five times during the most recently completed fiscal year.

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Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds and their shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills, as described below.

The Trust has concluded that Mr. Hamman should serve as Trustee because of the experience he has gained with respect to mutual fund company business development, and the development of exchange-traded funds in particular, in his past position with Rydex Investments, and as the former president and co-founder of Arrow Investment Advisors, LLC, a registered investment adviser to a mutual fund company. Mr. Hamman’s knowledge of and experience in the financial services industry, in general, also qualifies him to serve as Trustee.

The Trust has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and fiduciary and banking law. In particular, during her 30 years in the financial services industry, Ms. Piper/Bach has gained relevant experience in her roles as vice president and chief operating officer of a retirement services company, vice president, and chief trust officer of a large custodian bank and president of a large regional brokerage and wealth management group. In addition, Ms. Piper/Bach is currently serving a two-year term as the Investment Management Consultants Association (“IMCA”) chair. She has been a director of the IMCA for eight years and a member of the Finance, Audit, and Investment Committee, Personnel Committee, Certification Committee, Government Relations Committee, Investments & Wealth Monitor Editorial Advisory Board, and the Journal of Investment Consulting Editorial Advisory Board.

The Trust has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations and pension funds. In particular, during his 31 years in the financial services industry, Mr. McVay has gained relevant experience in his roles as founder of an investment management firm and vice president and co-director of investment management services of a global asset management firm.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each Fund and all AdvisorShares funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

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Trustee Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee
Interested Trustee
Noah Hamman	AdvisorShares International Gold ETF	[$0]	$50,001-$100,000
	Gartman Gold/Yen ETF	[$0]
	Gartman Gold/British Pound ETF	[$0]
	Gartman Gold/Euro ETF	[$0]
Independent Trustees
Elizabeth (Betsy) Piper/Bach	AdvisorShares International Gold ETF	[$0]	$1-$10,000
	Gartman Gold/Yen ETF	[$0]
	Gartman Gold/British Pound ETF	[$0]
	Gartman Gold/Euro ETF	[$0]
William G. McVay	AdvisorShares International Gold ETF	[$0]	None
	Gartman Gold/Yen ETF	[$0]
	Gartman Gold/British Pound ETF	[$0]
	Gartman Gold/Euro ETF	[$0]

 Board Compensation. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ending June 30, 2012.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustee
Noah Hamman	$0	N/A	N/A	$0
Independent Trustees
Elizabeth (Betsy) Piper/Bach	$6,000	N/A	N/A	$6,000
William G. McVay	$6,000	N/A	N/A	$6,000

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Control Persons and Principal Holders of Securities

Because the Funds are new, as of the date of this SAI, there were no beneficial owners of the Funds.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Sub-Advisor has each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each, a “Code of Ethics” and collectively, the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to its Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), is located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC (which is controlled by Noah Hamman), and by Fund.com, Inc.

Pursuant to an investment advisory agreement with the Trust dated June 2, 2009, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control of the Board and the officers of the Trust. In addition to its overall responsibility to manage the Funds, the Advisor oversees the investment and the reinvestment of the assets of each Fund by its Sub-Advisor, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust.

The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund’s operating expenses as described in each Fund’s Prospectus.

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After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of each Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund. In addition, the Advisor may, at any time, terminate the Advisory Agreement by not more than 60 days’ nor less than 30 days’ written notice to the Trust.

A discussion regarding the basis for the Board’s initial approval of each Fund’s Advisory Agreement will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders following the Funds’ commencement of operations.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the annual rates listed below based on the average daily net assets of the Funds. As part of its agreement with the Trust, the Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expense) from exceeding the Maximum Annual Operating Expense Limit of each Fund’s average daily net assets for at least a year from the date of this SAI. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then current one year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Trust, with respect to a Fund. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and each Fund’s Maximum Annual Operating Expense Limit to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. Each Fund’s Maximum Annual Operating Expense Limit is listed below.

Fund	Advisory Fee as a % of Average Daily Net Assets	Maximum Annual Operating Expense Limit
AdvisorShares International Gold ETF	0.XX%	0.XX%
Gartman Gold/Yen ETF	0.XX%	0.XX%
Gartman Gold/British Pound ETF	0.XX%	0.XX%
Gartman Gold/Euro ETF	0.XX%	0.XX%

The Sub-Advisor and the Sub-Advisory Agreements

Under separate Sub-Advisory Agreements (collectively, the “Sub-Advisory Agreements”), the Sub-Advisor serves as the investment sub-adviser to each Fund, makes the investment decisions for the Fund, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Advisor and the Board.

After an initial two-year term, the continuance of each Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the respective Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, or in the event of a termination of the Advisory Agreement, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days’ written notice to the Trust. Each Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

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Sub-Advisory Fees Paid to the Sub-Advisor. For its services under the Sub-Advisory Agreements, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly, by the Advisor, at an annual rate based on the average daily net assets of the Fund as follows:

Fund	Sub-Advisory Fee Rate
AdvisorShares International Gold ETF	0.XX%
Gartman Gold/Yen ETF	0.XX%
Gartman Gold/British Pound ETF	0.XX%
Gartman Gold/Euro ETF	0.XX%

The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Advisor, subject to certain conditions, including Board approval, to terminate the existing Sub-Advisor or hire one or more new sub-advisers for a Fund, to materially amend the terms of particular agreements with sub-advisers, or to continue the employment of a sub-adviser after events that would otherwise cause an automatic termination of a sub-advisory agreement. Subject to the SEC’s grant of the requested exemptive relief, the Board has approved the use of this arrangement, which is commonly referred to as a “manager of managers” arrangement. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate, and replace sub-advisers when the Board and the Advisor feel that a change would benefit a Fund. Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change. The manager of managers arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s initial approval of each Fund’s Sub-Advisory Agreement will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders following the Funds’ commencement of operations.

Portfolio Manager

This section includes information about each Fund’s portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns, and how he is compensated. The tables reflecting the dollar range of the portfolio manager’s “beneficial ownership” of shares of each Fund he sub-advises use dollar amount ranges established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The portfolio manager does not receive any compensation directly from the Funds.

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[Portfolio Manager Compensation. The portfolio manager is compensated by the Sub-Advisor and does not receive any compensation directly from the Funds or the Advisor. The portfolio manager receives his compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including each Fund and its investors. The portfolio manager may also earn a bonus each year based on the profitability of the Sub-Advisor.]

Fund Shares Owned by Portfolio Manager.

The portfolio manager did not beneficially own any shares of the Fund as of the date of this SAI.

Accounts Managed by Portfolio Manager. Including the Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ade Odunsi	0	$0	1	$15	4	$1.5

Conflicts of Interest

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds they manage. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds he manages. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Advisor manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements

The Bank of New York Mellon (the “Administrator”) serves as administrator, custodian and transfer agent for the Funds. The principal address of the Administrator is 101 Barclay Street, New York, New York 10286. Under the Funds’ Administration and Accounting Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under the Funds’ Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Funds. Pursuant to the Funds’ Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Funds’ authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Funds.

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In consideration for its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.025% on the first $1 billion on the gross adjusted assets of each Fund and 0.02% on the gross adjusted assets of each Fund exceeding $1 billion.

Distribution

Distributor. Foreside Fund Services, LLC serves as the principal underwriter and distributor of shares of the Funds. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into an agreement with the Trust pursuant to which it distributes shares of the Funds (the “Distribution Agreement”). The Distributor continually distributes shares of the Funds on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in each Fund’s Prospectus and this SAI. Shares amounting to less than a Creation Unit are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust, the Advisor, the Sub-Advisor, or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its “assignment”, as that term is defined in the 1940 Act.

Distribution Plan. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Fund’s assets attributable to shares as compensation for distribution services. Distribution services may include, but are not limited to: (i) services in connection with distribution assistance or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this SAI. However, in the event that distribution fees are charged in the future, because the Funds will pay these fees out of assets on an ongoing basis, over time distribution fees may cost you more than other types of sales charges and will increase the cost of your investment in a Fund.

Costs and Expenses. Each Fund bears all expenses of its operation other than those assumed by the Advisor, which are discussed in detail above under “The Advisor and the Advisory Agreement.”

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BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for a Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

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DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), of an order received in proper form.

A “Business Day” with respect to a Fund is any day on which the Exchange is open for business. As of the date of the Prospectus, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of each Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” – per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash – the Cash Component – computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Advisor to the Fund with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

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In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor to create a Creation Unit of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of 50,000 or more shares. All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m., Eastern Time, an hour earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process, all purchases of which will be effected through a transfer of cash directly through DTC, should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

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Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the particular Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Closing Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by the Closing Time or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities or Cash Purchase Amount would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit or Cash Purchase Amount would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit or Cash Purchase Amount would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits or Cash Purchase Amounts nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
ALL FUNDS	$500

* To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

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The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Cash Redemption Amount. For all Funds, unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

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After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within three Business Days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

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The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
ALL FUNDS	$500

* To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Calculating NAV.”

The NAV per share of a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV per share. The NAV per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including ETFs in which the Fund invests, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Fund’s Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Shareholder Information.”

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General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

The Funds make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of a Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for a Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes

The following is a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that supplements the summaries in the Prospectuses. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status

The Funds will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If a Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and, for taxable years beginning before January 1, 2013, the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. A Fund’s unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses.

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The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Fund Distributions

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. However, a Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. If a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the taxes paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to a portion of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

For taxable years beginning before January 1, 2013, all or a portion of the net investment income distributions of a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (a 0% rate applies to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends received by the Fund from an ETF taxable as a RIC may be treated as qualified dividend income to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. The investment strategies of certain Funds may limit their ability distribute dividends eligible for treatment as qualified dividend income. A Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends shall be taxable as long-term capital gains (for years beginning on or before December 31, 2012, at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Each Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

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Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If a Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the applicable Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates, and trusts for taxable years beginning after December 31, 2012.

Sale or Redemption of Shares

Sales and redemptions of Fund shares are generally taxable transactions for federal income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that substantially identical shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Foreign Taxes

The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. If more than 50% of the value of a Fund’s assets at taxable year- end is represented by debt and equity securities of foreign corporations, the Fund intends to elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Internal Revenue Code. If at least 50% of the value of a Fund’s total assets at the close of each quarter of a taxable year consists of interests in RICs (including ETFs that are RICs), the Fund may elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. federal income tax returns for their pro rata portion of (1) any qualified taxes paid by those other RICs and passed through to the Fund for that taxable year and (2) any qualified foreign taxes paid by the Fund itself for that taxable year. In the event a Fund makes either such election, each such shareholder will be required to include in gross income its pro rata share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

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Investment in Certain ETFs and Certain Direct Fund Investments

The Funds intend to invest in ETFs that are taxable as RICs under the Internal Revenue Code. The income a Fund receives from such ETFs should be qualifying income for purposes of the 90% Test. The Funds may also invest in one or more ETFs or ETPs that are not taxable as RICs under the Internal Revenue Code and that may generate non-qualifying income for purposes of the 90% Test. Each Fund’s Sub-Advisor and Advisor anticipate monitoring investments that may produce non-qualifying income very closely to ensure that the Fund satisfies the 90% Test. Nevertheless, non-qualifying income of a Fund may be more than anticipated, a Fund may be unable to generate qualifying income at levels sufficient to ensure it satisfies the 90% Test, or a Fund might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. In any such case, a Fund could fail the 90% Test, which could result in the consequences described above unless certain relief provisions are available to the Fund.

The Funds may invest in ETFs or ETPs that are structured in a manner that causes income, gains, losses, credits and deductions of the ETFs or ETPs to be taken into account for U.S. federal income tax purposes by those Funds whether or not any distributions are made from the ETFs or ETPs to those Funds. Thus, a Fund may be required to take into account income or gains in a taxable year without receiving any cash and may have to sell assets to distribute such income or gains. Those sales will generally result in taxable gain or loss and may occur at a time when the Fund’s Sub-Advisor or Advisor would not otherwise have chosen to sell such securities.

Options, Swaps and Other Complex Securities

The Funds and ETFs and ETPs in which they invest may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund, ETFs or ETPs are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, ETFs or ETPs and/or defer a Fund’s, ETFs’ or ETPs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

With respect to its investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund, an ETF or an ETP will be required to include as part of its current income the imputed interest on such obligations even though the Fund, ETF or ETP has not received any interest payments on such obligations during that period. Because certain ETFs are taxable as RICs and distributions from those RICs to a Fund may be reinvested in additional shares of those RICs, the Fund may have to sell assets to distribute such income. Those sales may occur at a time when the Sub-Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

The Funds and certain ETFs and ETPs may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts and options as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

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Transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by a Fund, an ETF or an ETP (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income by a Fund, an ETF or an ETP and defer losses. These rules could therefore affect the character, amount and timing of distributions to a Fund’s shareholders. These provisions also may require a Fund, an ETF or an ETP to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund, ETF or ETP to recognize income without receiving cash with which to make distributions in amounts necessary to facilitate satisfaction of the RIC distribution requirements for avoiding income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Back-Up Withholding

In certain cases a Fund will be required to withhold (as “backup withholding”) on reportable dividends and distributions, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the U.S. (discussed below).

Foreign Shareholders

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after December 31, 2013 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

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Taxes on Creation and Redemptions of Creation Units

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Internal Revenue Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Internal Revenue Code and the tax consequences of Internal Revenue Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

Each Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Other Tax Considerations

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, a RIC generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) the Fund or ETFs or ETPs in which the Fund invests invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisers. There are no restrictions preventing ETFs and ETPs from holding investments in REITs that hold residual interests in REMICs, and a Fund, ETF or ETP may do so. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the particular tax consequences to them of an investment in a Fund and regarding specific questions as to foreign, federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, Sub-Advisor, Distributor, or any affiliated person of the Funds, the Advisor, Sub-Advisor, or the Distributor.

Each Business Day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following Business Day. Daily access to information concerning each Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, Sub-Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, the Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio holdings.

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The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by the Board on the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Bingham McCutchen LLP, located at 2020 K Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                         ], located at [                            ], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian. Pursuant to the agreement, the Bank of New York Mellon holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any Financial Statements. The Fund’s financial statements will be available after the Fund has completed a full year of operations.

60

APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings Group Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated ‘BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated ‘b” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc. Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

A-1

Aa - Bonds rate “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in “Aaa” securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

A-2

APPENDIX B

[Proxy Voting Procedures for Treesdale Partners, LLC - to be filed by amendment.]

B-1

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated July 30, 2007, as filed with the state of Delaware on August 1, 2007, for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust dated July 30, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)	Registrant’s By-Laws dated July 30, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(c)	Not applicable.

(d)(1)	Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(2)	Amendment and revised Schedule A, effective as of May 21, 2012, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-050438 on September 10, 2012.

(d)(3)	Amendment and revised Schedule A to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, reflecting the addition of the International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(d)(4)	Sub-Advisory Agreement dated November 20, 2009 between AdvisorShares Investments, LLC and WCM Investment Management, relating to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(d)(5)	Sub-Advisory Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

1

(d)(6)	Sub-Advisory Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc. (now Cambria Investment Management, L.P.), relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(7)	Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF (now, Ranger Equity Bear ETF), is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(8)	Sub-Advisory Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(9)	Sub-Advisory Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(d)(10)	Sub-Advisory Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(d)(11)	Sub-Advisory Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(12)	Amended and Restated Investment Sub-Advisory Agreement dated March 29, 2012 between AdvisorShares Investments LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF and the Accuvest Global Long Short ETF is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

2

(d)(13)	Sub-Advisory Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and First Affirmative Financial Network, LLC, relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(14)	Sub-Advisory Agreement dated September 21, 2011 between AdvisorShares Investments, LLC and Reynders, McVeigh Capital Management, LLC, relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(d)(15)	Sub-Advisory Agreement dated September 23, 2011 between AdvisorShares Investments, LLC and Community Capital Management, Inc., relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(16)	Sub-Advisory Agreement dated September 23, 2011 between AdvisorShares Investments, LLC and Baldwin Brothers, Inc., relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(d)(17)	Sub-Advisory Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR Global Buy-Write ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(d)(18)	Sub-Advisory Agreement dated December 21, 2011 between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(19)	Sub-Advisory Agreement dated December 8, 2011 between AdvisorShares Investments, LLC and Your Source Financial PLC, relating to the AdvisorShares Global Alpha & Beta ETF, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

3

(d)(20)	Sub-Advisory Agreement dated June 5, 2012 between AdvisorShares Investments, LLC and Pring Turner Capital Group, relating to the Pring Turner Dow Jones Business Cycle ETF, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036752 on June 27, 2012.

(d)(21)	Sub-Advisory Agreement dated June 21, 2012 between AdvisorShares Investments, LLC and Newfleet Asset Management, LLC, relating to the Newfleet Multi-Sector Income ETF, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-050438 on September 10, 2012.

(d)(22)	Sub-Advisory Agreement between AdvisorShares Investments, LLC and [SUB-ADVISER], relating to the International Bear ETF, to be filed by amendment.

(d)(23)	Sub-Advisory Agreement between Advisorshares Investments, LLC and Treesdale Partners, LLC, relating to the AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(e)(1)	ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)	Sixth Amendment and revised Exhibit A, dated August 15, 2012, to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with SEC via EDGAR Accession No. 0001144204-12-050438 on September 10, 2012.

(e)(3)

Amendment and revised Exhibit A to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, reflecting the addition of the Pring Turner Dow Jones Business Cycle ETF, Newfleet Multi-Sector Income ETF, International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(e)(4)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

4

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Revised Schedule II, as last revised May 21, 2012, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036752 on June 27, 2012.

(g)(3)	Revised Schedule II to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, reflecting the addition of the International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(h)(1)	Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Exhibit A, as last revised May 21, 2012, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036752 on June 27, 2012.

(h)(3)	Revised Exhibit A to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, reflecting the addition of the International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(h)(4)	Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(5)	Appendix I, as last revised May 21, 2012, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036752 on June 27, 2012.

5

(h)(6)	Revised Appendix I to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, reflecting the addition of the International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(h)(7)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(8)	License Agreement between AdvisorShares Investments, LLC and the Global Echo Foundation, to be filed by amendment.

(h)(9)	Second Amended and Restated Expense Limitation Agreement dated November 21, 2011 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

(h)(10)	Schedule A, as last revised May 21, 2012, to the Second Amended and Restated Expense Limitation Agreement dated November 21, 2011 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-050438 on September 10, 2012.

(h)(11)	Revised Schedule A to the Second Amended and Restated Expense Limitation Agreement dated November 21, 2011 between the Registrant and AdvisorShares Investments, LLC, reflecting the addition of the International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(h)(12)	Expense Limitation Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(h)(13)	Expense Limitation Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc. (now Cambria Investment Management, L.P.), relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 11 to the Registrant’s Registration statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

6

(h)(14)	Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF (now, Ranger Equity Bear ETF), is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(h)(15)	Expense Limitation Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(h)(16)	Expense Limitation Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(h)(17)	Expense Limitation Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(h)(18)	Expense Limitation Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(h)(19)	Expense Limitation Agreement dated December 1, 2011 between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF and the Accuvest Global Long Short ETF, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(h)(20)	Expense Limitation Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

7

(h)(21)	Expense Limitation Agreement dated December 21, 2011 between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(h)(22)	Expense Limitation Agreement dated June 5, 2012 between AdvisorShares Investments, LLC and Pring Turner Capital Group, relating to the Pring Turner Dow Jones Business Cycle ETF, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036752 on June 27, 2012.

(h)(23)	Expense Limitation Agreement between AdvisorShares Investments, LLC and Treesdale Partners, LLC, relating to the AdvisorShares International Gold ETF, to be filed by amendment.

(i)	Opinion and Consent of counsel, Bingham McCutchen LLP, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-050438 on September 10, 2012.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Revised Schedule A to the Distribution Plan is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036752 on June 27, 2012.

(m)(3)	Revised Schedule A to the Distribution Plan, reflecting the addition of the International Bear ETF, AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

8

(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(p)(2)	Code of Ethics, dated May 11, 2009, of AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(p)(3)	Code of Ethics, dated May 1, 2009, of Foreside Financial Group, LLC (including Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)	Code of Ethics, dated December 31, 2011, of WCM Investment Management is filed herewith.

(p)(5)	Code of Ethics of Peritus I Asset Management, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(p)(6)	Code of Ethics, dated August 5, 2010, of Cambria Investment Management, Inc. (now Cambria Investment Management, L.P.) is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(p)(7)	Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No 0001144204-10-050506 on September 22, 2010.

(p)(8)	Code of Ethics, dated August 27, 1999, of Madrona Funds, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-068568 on December 28, 2010.

(p)(9)	Code of Ethics of American Retirement Planners II, Inc. is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(p)(10)	Code of Ethics of Trim Tabs Asset Management, LLC is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

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(p)(11)	Code of Ethics, dated April 27, 2011, of Rockledge Advisors LLC is incorporated herein by reference to Exhibit is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(p)(12)	Code of Ethics of Accuvest Global Advisors is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(13)	Code of Ethics of First Affirmative Financial Network, LLC is filed herewith.

(p)(14)	Code of Ethics of Reynders, McVeigh Capital Management, LLC is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(15)	Code of Ethics of Baldwin Brothers, Inc. is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(16)	Code of Ethics of Community Capital Management Inc. is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(17)	Code of Ethics of Partnervest Advisory Services, LLC is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(p)(18)	Code of Ethics of Commerce Asset Management, LLC is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(p)(19)	Code of Ethics of Your Source Financial, PLC is incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

(p)(20)	Code of Ethics, dated September 30, 2012, of Pring Turner Capital Group is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-058175 on October 29, 2012.

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(p)(21)	Code of Ethics of Newfleet Asset Management, LLC amended and restated February 15, 2012, is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(p)(22)	Code of Ethics of [SUB-ADVISER], sub-adviser to the International Bear ETF, to be filed by amendment.

(p)(23)	Code of Ethics of Treesdale Partners, LLC, to be filed by amendment.

(q)	Powers of Attorney dated May 2012 for Messrs. Noah Hamman, Dan Ahrens and William G. McVay and Madame Elizabeth Piper/Bach are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii)       as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

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(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)       in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A)      by the court or other body approving the settlement;

(B)       by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)       by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 31.	Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years (June 30, 2011 and 2012), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC

AdvisorShares Investments, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, none of the directors, officers or partners of the Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WCM Investment Management

WCM Investment Management (“WCM”) serves as investment sub-adviser for the Trust’s WCM/BNY Mellon Focused Growth ADR ETF. The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, none of the directors, officers or partners of WCM are or have been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Peritus I Asset Management, LLC

Peritus I Asset Management, LLC (“Peritus”) serves as investment sub-adviser for the Trust’s Peritus High Yield ETF. The principal address of Peritus is 26 West Anapamu, 3rd Floor, Santa Barbara, California 93101. Peritus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Peritus are or have been engaged in any other business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

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Name and Position with Peritus	Name of Other Company	Connection with Other Company
Timothy J. Gramatovich, CIO	World Play, Inc., Canada	Interim CEO, Board Member

Cambria Investment Management, L.P.

Cambria Investment Management, L.P. (“Cambria”) serves as investment sub-adviser for the Trust’s Cambria Global Tactical ETF. The principal address of Cambria is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Cambria are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Cambria	Name of Other Company	Connection with Other Company
Mebane Faber, CIO	AlphaClone LLC	Co-Founder/Consultant
Eric Richardson, CEO	Cohen & Richardson, LLP	Partner

Ranger Alternative Management, L.P.

Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-adviser for the Trust’s Ranger Equity Bear ETF. The principal address of Ranger is 300 Crescent Court, Suite 1100, Dallas, Texas 75201. Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Ranger are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Fiscal Year Ended June 30, 2011

Name and Position with Ranger	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager
Scott Canon	Green Mountain Energy Company	Director

Fiscal Year Ended June 30, 2012

Name and Position with Ranger	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
	Index Deletion Strategies, LLC	Managing Member
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager

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Madrona Funds, LLC

Madrona Funds, LLC (“Madrona”) serves as investment sub-adviser for the Trust’s Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF. The principal address of Madrona is 2911 Bond Street, Suite 105, Everett, Washington 98201. Madrona is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Madrona are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Madrona	Name of Other Company	Connection with Other Company
Brian K. Evans, Investment Manager and Managing Member	Bauer Evans, Inc. P.S.	Owner and Director
	BondStreet Wealth Management, LLC	Owner and Director
Robert W. Bauer, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Robert W. Bauer, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee

American Retirement Planners II, Inc.

American Retirement Planners II, Inc. (doing business as “American Wealth Management”) serves as investment sub-adviser for the Trust’s Meidell Tactical Advantage ETF. The principal address of American Wealth Management is 570 Hammill Lane, Reno, Nevada, 89511. American Wealth Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of American Wealth Management are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

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Name and Position with American Wealth Management	Name of Other Company	Connection with Other Company
Laif Meidell, President	Nevada-Area Council BSA	Board Member
	LDS Church	Young Men’s President of Foothill Ward
Patricia Meidell, Secretary	Quail Village II Association	Secretary/Treasurer
	LDS Church	Public Relations Committee, Reno Nevada Stake

Trim Tabs Asset Management, LLC

Trim Tabs Asset Management, LLC (“TrimTabs”) serves as investment sub-adviser for the Trust’s TrimTabs Float Shrink ETF. The principal address of TrimTabs is 1505 Bridgeway, Suite 121, Sausalito, California 94965. TrimTabs is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of TrimTabs are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with TrimTabs	Name of Other Company	Connection with Other Company
Charles Biderman. President & Chief Executive Officer	TrimTabs Investment Research	President & CEO
Minyi Chen, Executive Vice President & Portfolio Manager	TrimTabs Investment Research	EVP Research

Rockledge Advisors LLC

Rockledge Advisors LLC (“Rockledge”) serves as investment sub-adviser for the Trust’s Rockledge SectorSAM ETF. The principal address of Rockledge is 1171 Dean Street, Brooklyn, New York 11216. Rockledge is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Rockledge are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Rockledge	Name of Other Company	Connection with Other Company
Alex Gurvich	New York City Montessori Charter School	Board Member and Treasurer

Accuvest Global Advisors

Accuvest Global Advisors (“Accuvest”) serves as investment sub-adviser for the Trust’s Accuvest Global Opportunities ETF and Accuvest Global Long Short ETF. The principal address of Accuvest is 3100 Oak Road, Suite 380, Walnut Creek, California 94597. Accuvest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

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For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Accuvest are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Accuvest	Name of Other Company	Connection with Other Company
Brad Jensen, Managing Director	William Wright Associates	Senior Portfolio Manager

First Affirmative Financial Network, LLC

First Affirmative Financial Network, LLC (“First Affirmative Financial”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of First Affirmative Financial is 5475 Mark Dabling Boulevard, Suite 108, Colorado Springs, Colorado 80918. First Affirmative Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of First Affirmative Financial are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with First Affirmative Financial	Name of Other Company	Connection with Other Company
Steven J. Schueth	Alliance for Sustainable Colorado (non-profit)	Director, Treasurer
	Americans for Nonsmokers Rights	Director
	Americans for Nonsmokers Rights Foundation (non-profit)	Director

Reynders, McVeigh Capital Management, LLC

Reynders, McVeigh Capital Management, LLC (“Reynders McVeigh”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Reynders McVeigh is 121 High Street, 5th floor, Boston, Massachusetts 02110. Reynders McVeigh is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Reynders McVeigh are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Reynders McVeigh	Name of Other Company	Connection with Other Company
Chat Reynders, Chairman and CEO	Highwood Productions	President and Owner

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Baldwin Brothers, Inc.

Baldwin Brothers, Inc. (“Baldwin Brothers”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Baldwin Brothers is 204 Spring St., Marion, Massachusetts, 02738. Baldwin Brothers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Baldwin Brothers are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Baldwin Brothers	Name of Other Company	Connection with Other Company
Chris de Rotth	Account Manager	Partner
Michael Baldwin	Northeast Investors	Trustee
David Barrett	Tabor Academy	Trustee

Community Capital Management Inc.

Community Capital Management Inc. (“Community Capital”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Community Capital is 2500 Weston Road, Suite 101, Weston, Florida 3331. Community Capital is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Community Capital are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Community Capital	Name of Other Company	Connection with Other Company
David Downes, CEO	Oppenheimer Funds Internet Capital Glaxo Smith Kline Benefit Trust THL Credit	Trustee Director Chair Director
Michelle Rogers, EVP/Senior Portfolio Manager	BAND (Broward Alliance for Neighborhood Development, Inc.)	Unpaid board member
Barbara VanScoy, Founder, Chair of the Board & Senior Portfolio Manager	Southern Municipal Finance Society	Unpaid board member
Julie Egan, SVP/Portfolio Manager	Class Action Claims Management National Federation of Municipal Bond Analysts Southern Municipal Finance Society	Member Member President
Stefanie Little, CCO	Little Consulting Group SEC Compliance Alliance, LLC	President Managing Member

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Partnervest Advisory Services, LLC

Partnervest Advisory Services, LLC (“Partnervest”) serves as investment sub-adviser for the Trust’s STAR Global Buy-Write ETF. The principal address of Partnervest is 1216 State Street 3rd Floor, Santa Barbara, California, 93101. Partnervest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Partnervest are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Partnervest	Name of Other Company	Connection with Other Company
Timothy J. Mahota , Managing Member and Chief Compliance Officer	Integral Development Corp	General Counsel

Commerce Asset Management, LLC

Commerce Asset Management, LLC (“Commerce Management”) serves as investment sub-adviser for the Trust’s QAM Equity Hedge ETF. The principal address of Commerce Management is 5050 Poplar Avenue, Suite 2020, Memphis, Tennessee 38157. Commerce Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Commerce Management are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Commerce Management	Name of Other Company	Connection with Other Company
J. Vincent Robinson, CEO	Trust One Bank, division of Synovus	Advisory Board member
	Ducks Unlimited, Inc.	Non Board member independent audit committee member
	Christian Brothers University	Non Board member, independent audit committee member
Kurt Voldeng, COO	Memphis Sigma Chi Housing Group, non-profit	Treasurer, Board Member

Your Source Financial, PLC

Your Source Financial, PLC (“Your Source Financial”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Alpha & Beta ETF. The principal address of Your Source Financial is 707 E. Northern Avenue, Phoenix, Arizona, 85020. Your Source Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Your Source Financial are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

19

Name and Position with Your Source	Name of Other Company	Connection with Other Company
Raymond J. Dimuro, Managing Member	Your Source Accounting, LLC	Member
	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
George R. Collett, Managing Member, CCO	Your Source Accounting, LLC	Member
	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
James R. Baum, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Arizona Opera	Board of Trustees
Jeffry W. Baum, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Manhatten Associates, Inc.	Senior Vice President, Asia Pacific
Douglas A. Cling, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Cling’s Manufacturing	President

Pring Turner Capital Group

Pring Turner Capital Group (“Pring Turner”) serves as investment sub-adviser for the Trust’s Pring Turner Dow Jones Business Cycle ETF. The principal address of Pring Turner is 1600 South Main Street, Suite #375, Walnut Creek, California 94596. Pring Turner is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Pring Turner are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Pring Turner	Name of Other Company	Connection with Other Company
Martin Pring	Pring Research	Owner
Joe D. Turner	Joe D. Turner, Trustee	Sole proprietor

Newfleet Asset Management, LLC

Newfleet Asset Management, LLC (“Newfleet”) serves as investment sub-adviser for the Trust’s Newfleet Multi-Sector Income ETF. The principal address of Newfleet is 100 Pearl Street, Hartford, Connecticut 06103. Newfleet is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Newfleet  is or has been, at any time during the last two fiscal years (June 30, 2011 and 2012), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, see Item 7 of Part 1A and Item 10 of Part 2A of Newfleet’s current Form ADV (SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, and incorporated herein by reference. Information about Newfleet also may be found under the headings “Management of the Fund” in the Newfleet Multi-Sector Income ETF’s Prospectus and “Services of the Adviser and Sub-adviser” and “Management of the Trust” in the Newfleet Multi-Income Sector ETF’s Statement of Additional Information.

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[SUB-ADVISER]

[SUB-ADVISER] serves as investment sub-adviser for the Trust’s International Bear ETF. The principal address of [SUB-ADVISER] is [ADDRESS]. [SUB-ADVISER] is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of [SUB-ADVISER] are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee. [To be provided by amendment]

Name and Position with [SUB-ADVISER]	Name of Other Company	Connection with Other Company

Treesdale Partners, LLC

Treesdale Partners, LLC (“Treesdale”) serves as investment sub-adviser for the Trust’s AdvisorShares International Gold ETF, Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF. The principal address of Treesdale is 1325 Avenue of the Americas, Suite 2302, New York, New York 10019. Treesdale is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2011 and 2012, the following directors, officers or partners of Treesdale are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Treesdale	Name of Other Company	Connection with Other Company
Ade Odunsi, Portfolio Manager	Barclays Capital	Managing Director
	Goose Hollow Capital Advisors	Managing Member

Item 32.	Foreside Fund Services, LLC

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.	AdvisorShares Trust
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	Avenue Mutual Funds Trust
8.	Bennett Group of Funds

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9.	Bridgeway Funds, Inc.
10.	Capital Innovations Global Agri, Timber, Infrastucture Fund, Series of Investment Managers Series Trust
11.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
12.	Central Park Group Multi-Event Fund
13.	Direxion Shares ETF Trust
14.	DundeeWealth Funds
15.	FlexShares Trust
16.	Forum Funds
17.	FQF Trust
18.	Gottex Multi-Alternatives Fund - I
19.	Gottex Multi-Alternatives Fund - II
20.	Gottex Multi-Asset Endowment Fund - I
21.	Gottex Multi-Asset Endowment Fund - II
22.	Henderson Global Funds
23.	Ironwood Institutional Multi-Strategy Fund LLC
24.	Ironwood Multi-Strategy Fund LLC
25.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
26.	Manor Investment Funds
27.	Nomura Partners Funds, Inc.
28.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
29.	Perimeter Small Cap Value Fund, Series of Investment Managers Series Trust
30.	PMC Funds, Series of Trust for Professional Managers
31.	Precidian ETFs Trust
32.	Quaker Investment Trust
33.	RevenueShares ETF Trust
34.	Salient MF Trust
35.	Sound Shore Fund, Inc.
36.	The Roxbury Funds
37.	Turner Funds
38.	Wintergreen Fund, Inc.

(b)	The following are the Officers and Managers of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Positions with Underwriter	Positions and Offices with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Managing Director of Compliance	None
Nishant Bhatanagar	Assistant Secretary	None

(c) Not Applicable.

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Item 33. Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

(b)	Adviser:
AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

(c)	Sub-Advisers:
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93101

Cambria Investment Management, L.P.
2321 Rosecrans Avenue, Suite 3225
El Segundo, California 90245

Ranger Alternative Management L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

American Retirement Planners, Inc. d/b/a American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

Trim Tabs Asset Management, LLC
1505 Bridgeway, Suite 121
Sausalito, California 94965

Rockledge Advisors LLC
1171 Dean Street
Brooklyn, New York 11216

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Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, California 94597

First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, Massachusetts 02110

Baldwin Brothers Inc.
204 Spring Street
Marion, Massachusetts 02738

Community Capital Management Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331

Partnervest Advisory Services, LLC
1216 State Street 3rd Floor
Santa Barbara, California, 93101
Commerce Asset Management, LLC
5050 Poplar Ave, Suite 2020
Memphis, Tennessee 38157

Your Source Financial, PLC
707 E. Northern Avenue
Phoenix, Arizona 85020

Pring Turner Capital Group
1600 South Main Street, Suite #375
Walnut Creek, California 94596

Newfleet Asset Management, LLC
100 Pearl Street

Hartford, Connecticut 06106

[INTERNATIONAL BEAR ETF SUB-ADVISER]

[ADDRESS]

[ADDRESS]

[To be provided by amendment]

Treesdale Partners, LLC

1325 Avenue of the Americas, Suite 2302

New York, New York 10019

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(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(e)	Custodian and Administrator:
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 55 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 27th day of November, 2012.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman Noah Hamman	Chairman of the Board of Trustees, Chief Executive Officer, Principal Financial	November 27, 2012
Officer and President

*	Trustee	November 27, 2012
Elizabeth Piper/Bach

*	Trustee	November 27, 2012
William G. McVay

*	Secretary, Chief Compliance	November 27, 2012
Dan Ahrens	Officer and Treasurer

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

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Exhibit Index

Exhibit Number	Exhibit:
(p)(4) (p)(13)	Code of Ethics, dated December 31, 2011, of WCM Investment Management. Code of Ethics of First Affirmative Financial Network, LLC.

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